SHARE-BASED PAYMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS

NOTE 10: SHARE-BASED PAYMENTS

Common Stock Warrants

During the nine months ended September 30, 2020, the Company granted 374,048 common stock warrants to the venture debt lender with an exercise price of $2.50 per share. The warrants were valued at $139,572 using the below range of inputs using the Black-Scholes model.

During the Company’s Series A-3 Preferred Stock raise, the Company granted 2,603 common stock warrants at an exercise price of $8.28 per share to a funding platform in the nine months ended September 30, 2020.

Nine Months Ended
September 30,
2020
Risk Free Interest Rate	1.54 - 1.59%
Expected Dividend Yield	0.00%
Expected Volatility	58.0%
Expected Life (years)	10.00

In connection with the IPO, the Company issued 2,409,639 warrants and an additional 361,445 warrants to purchase common stock per the over-allotment option. Each warrant will have an exercise price of $4.57 per share (equal to 110% of the offering price of the common stock), will be exercisable upon issuance and will expire five years from issuance.

On May 13, 2021, pursuant to the IPO Underwriting Agreement, the Company issued warrants to the underwriters to purchase up to an aggregate of 120,482 shares of common stock with an exercise price of $5.19 per share. The warrants may be exercised beginning on November 13, 2021 and will expire five years from issuance.

In connection with the Company’s April 2021 note financing, the Company issued warrants to the lender to purchase up to 120,482 shares of common stock. The warrants have an exercise price of $4.15 per share and are exercisable immediately after issuance.

In May 2021, an aggregate of 31,881 warrants were exercised for shares of common stock for proceeds of $145,696. In July 2021, warrant holders exercised 355,000 warrants for proceeds of $1,622,350.

A summary of information related to common stock warrants for the nine months ended September 30, 2021 is as follows:

	Common	Weighted
	Stock	Average
	Warrants	Exercise Price
Outstanding - December 31, 2020	914,539	$2.66
Granted	3,012,048	4.58
Conversion of preferred stock warrants upon IPO	51,642	7.66
Exercised	(386,881)	4.57
Forfeited	—	—
Outstanding - September 30, 2021	3,591,348	$4.13
Exercisable at September 30, 2021	3,470,866	$4.10

Preferred Stock Warrants

A summary of information related to preferred stock warrants for the nine months ended September 30, 2021 is as follows:

	Preferred	Weighted
	Stock	Average
	Warrants	Exercise Price
Outstanding - December 31, 2020	806,903	$0.49
Converted to common stock warrants upon IPO	(806,903)	0.49
Exercised	—	—
Forfeited	—	—
Outstanding - September 30, 2021	—	$—
Exercisable at September 30, 2021	—	$—

Upon the IPO, all outstanding preferred stock warrants converted into common stock warrants at a ratio of 15.625:1.

Stock Options

2020 Incentive Stock Plan

The Company has adopted a 2020 Omnibus Incentive Stock Plan (the “2020 Plan”). An aggregate of 3,300,000 shares of the Company’s common stock is reserved for issuance and available for awards under the 2020 Plan, including incentive stock options granted under the 2020 Plan. The 2020 Plan administrator may grant awards to any employee, director, consultant or other person providing services to us or our affiliates. Upon the IPO, 2,712,000 options were granted to executives and directors at an exercise price of $4.15 per share. As of September 30, 2021, 588,000 options were available for future issuance.

A summary of information related to stock options under our 2013 and 2020 Stock Plan for the nine months ended September 30, 2021 is as follows:

		Weighted
		Average
	Options	Exercise Price
Outstanding - December 31, 2020	1,163,103	$2.34
Granted	2,712,000	4.15
Exercised	—	—
Forfeited	—	—
Outstanding - September 30, 2021	3,875,103	$3.62
Exercisable at September 30, 2021	3,084,831	$3.61

Weighted average duration (years) to expiration of outstanding options at September 30, 2021	8.27

Stock-based compensation expense of $134,113 and $5,779 was recognized for the three months ended September 30, 2021 and 2020, and $4,155,641 and $105,643 was recognized for the nine months ended September 30, 2021 and 2020, respectively. During the nine months ended September 30, 2021, $537,550 was recorded to sales and marketing expense, and all other stock compensation was included in general and administrative expense in the condensed consolidated statements of operations. Total unrecognized compensation cost related to non-vested stock option awards as of September 30, 2021 amounted to $1,164,223 and will be recognized over a weighted average period of 2.48 years.

NOTE 10: SHARE-BASED PAYMENTS

Common Stock Warrants

In March 2017, the lender of venture debt was granted warrants to purchase common stock representing 1% of the fully diluted capitalization of the Company for each $1,000,000 of principal loaned under the agreement, see Note 7. During the year ended December 31, 2020, 493,462 common stock warrants were granted under the terms of the loan, respectively, to the lender with an exercise price of $2.50 per share and a ten-year contractual life. The 2020 warrants granted were valued at $184,191 using the below range of inputs using the Black-Scholes model. During the year ended December 31, 2019, 128,667 common stock warrants were granted under the terms of the loan, to the lender with an exercise price of $2.50 per share and a ten-year contractual life. In aggregate, these warrants were valued at $49,928 using the below range of inputs using the Black-Scholes model.

During the Company’s Series A-3 Preferred Stock raise, the Company granted 21,279 common warrants to a funding platform in 2019, and an additional 2,603 granted in 2020. The warrants are fully vested with an exercise price of $8.28 per share, expiring in five years. The warrants contain a put option for the Company to redeem the warrants in cash in a change-in-control transaction, equal to the Black-Scholes value immediately prior to the fundamental event. The warrants also include other down-round and anti-dilution features if shares of common stock are issued or granted at a lesser value than the strike price which may also require additional warrants to be issued, such that the aggregate value of the strike price remains the same. The number of warrants also increase by 25% each six months after they are exercised in which an IPO has not occurred. As the warrants include a put option and embody an obligation for the Company to redeem these warrants in cash upon a contingent event, they are presented as a liability in the accompanying balance sheet. The Company valued the 2019 warrants at $7,700 and the 2020 warrants at $918 using a Black-Scholes model within the same inputs described below. The volatility rate of 100% was used as it is a floor volatility as defined by the warrants. As of December 31, 2020, the Company remeasured the fair value of the warrants to be $6,265, and recorded a gain due to the change in fair value of $2,353.

	Year Ended December 31,
	2020	2019
Risk Free Interest Rate	0.59 – 1.59%	1.47 – 2.49%
Expected Dividend Yield	0.00%	0.00%
Expected Volatility	58.0 – 100%	58.0 – 100%
Expected Life (years)	10.00	5.00

For valuing the warrants noted above, the Company uses the same assumptions used for valuing employee options as noted below in the Stock Plan section, with the exception of the useful life which is either the contractual life or the estimated life.

In connection with the Regulation D offerings in 2020, the Company issued 512 warrants to purchase common stock in connection with the notes at an exercise price of $2.50 per share. The issuance costs and warrants are recognized as a debt discount and will be amortized over the life of the notes.

A summary of information related to common stock warrants for the years ended December 31, 2020 and 2019 is as follows:

	Common	Weighted
	Stock	Average
	Warrants	Exercise Price
Outstanding – December 31, 2018	268,656	$2.50
Granted	149,946	3.28
Exercised	—	—
Forfeited	(640)	—
Outstanding – December 31, 2019	417,962	$2.81
Granted	496,577	2.53
Exercised	—	—
Forfeited	—	—
Outstanding – December 31, 2020	914,539	$2.66
Exercisable at December 31, 2020	914,539	$2.66

Preferred Stock Warrants

During the Company’s 2019 Series A-3 Preferred Stock raise, the company granted 261,430 warrants to purchase Series A-3 Preferred Stock to a funding platform. The warrants are fully vested with an exercise price of $0.53 per share, expiring in five years. The fair value of these warrants was calculated under the Black-Scholes method, using below variables, resulting in an aggregate fair value of $71,400 being recorded to additional paid-in capital and as offering costs within additional paid-in capital for the year ended December 31, 2019.

2019
Risk Free Interest Rate	2.49%
Expected Dividend Yield	0.00%
Expected Volatility	58.00%
Expected Life (years)	5.00

A summary of information related to preferred stock warrants for the years ended December 31, 2020 and 2019 is as follows:

	Preferred	Weighted
	Stock	Average
	Warrants	Exercise Price
Outstanding – December 31, 2018	545,473	$0.47
Granted	261,430	0.53
Exercised	—	—
Forfeited	—	—
Outstanding – December 31, 2019	806,903	$0.49
Exercised	—	—
Forfeited	—	—
Outstanding – December 31, 2020	806,903	$0.49
Exercisable at December 31, 2020	806,903	$0.49

There were no preferred stock warrants issued during the year ended December 31, 2020.

Stock Plan

The Company has adopted the 2013 Stock Plan, as amended and restated (the “Plan”), which provides for the grant of shares of stock options, stock appreciation rights, and stock awards (performance shares) to employees, non-employee directors, and non-employee consultants. The number of shares authorized by the Plan was 1,196,356 shares as December 31, 2020 and 2019. The option exercise price generally may not be less than the underlying stock’s fair market value at the date of the grant and generally have a term of ten years. The amounts granted each calendar year to an employee or non-employee is limited depending on the type of award. Stock options comprise all of the awards granted since the Plan’s inception. Shares available for grant under the Plan amounted to 33,253 and 112,140 as of December 31, 2020 and 2019, respectively.

Vesting generally occurs over a period of immediately to four years. A summary of information related to stock options for the years ended December 31, 2020 and 2019 is as follows:

		Weighted
		Average
	Options	Exercise Price
Outstanding – December 31, 2018	1,136,091	$2.34
Granted	168,525	3.28
Exercised	—	—
Forfeited	(220,401)	—
Outstanding – December 31, 2019	1,084,215	$2.50
Granted	91,688	0.94
Exercised	—	—
Forfeited	(12,800)	3.28
Outstanding – December 31, 2020	1,163,103	$2.34
Exercisable at December 31, 2020	880,955	$2.34
Weighted average grant date fair value of options granted during period		$0.500
Weighted average duration (years) to expiration of outstanding options at December 31, 2020		6.02

The Company measures employee stock-based awards at grant-date fair value and recognizes employee compensation expense on a straight-line basis over the vesting period of the award. Determining the appropriate fair value of stock-based awards requires the input of subjective assumptions, including the fair value of the Company’s common stock, and for stock options, the expected life of the option, and expected stock price volatility. The Company used the Black-Scholes option pricing model to value its stock option awards. The assumptions used in calculating the fair value of stock-based awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment. As a result, if factors change and management uses different assumptions, stock-based compensation expense could be materially different for future awards.

The expected life of stock options was estimated using the “simplified method,” as the Company has limited historical information to develop reasonable expectations about future exercise patterns and employment duration for its stock options grants. The simplified method is based on the average of the vesting tranches and the contractual life of each grant. For stock price volatility, the Company uses comparable public companies as a basis for its expected volatility to calculate the fair value of options grants. The risk-free interest rate is based on U.S. Treasury notes with a term approximating the expected life of the option. The number of stock award forfeitures are recognized as incurred. The assumptions utilized for option grants during the years ended December 31, 2020 and 2019 are as follows:

	Year Ended December 31,
	2020	2019
Risk Free Interest Rate	0.42% – 0.51%	1.59% – 2.55%
Expected Dividend Yield	0%	0%
Expected Volatility	58%	58%
Expected Life (years)	6.25	6.25
Weighted Average fair value of stock options granted	$0.50	$0.26

The total grant-date fair value of the options granted during the years ended December 31, 2020 and 2019 was $46,253 and $39,441, respectively. Stock-based compensation expense of $144,775 and $172,491 was recognized for the years ended December 31, 2020 and 2019, respectively, and was recorded to general and administrative expense in the statements of operations.

Total unrecognized compensation cost related to non-vested stock option awards as of December 31, 2020 amounted to $238,275 and will be recognized over a weighted average period of 1.80 years.

2020 Incentive Stock Plan

We have adopted a 2020 Omnibus Incentive Stock Plan (the “2020 Plan”). An aggregate of 3,300,000 shares of our common stock is reserved for issuance and available for awards under the 2020 Plan, including incentive stock options granted under the 2020 Plan. The 2020 Plan administrator may grant awards to any employee, director, consultant or other person providing services to us or our affiliates. To date, no grants have been made under the 2020 Plan.